Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue:
Revenue		¥ 83,553	¥ 75,294	¥ 383,205	¥ 223,775	¥ 175,992
Other revenue		436	6	125	274	932
Total revenue		83,989	75,300	383,330	224,049	176,924
Expenses:
Cost of sales		81,288	72,182	369,852	214,786	169,604
Selling, general and administrative expenses		3,571	2,474	14,458	6,757	8,039
Total expenses				384,310	221,543	177,643
Operating profit (loss)		(870)	644	(980)	2,506	(719)
Other income and expenses
Other income		1	8	22	437	45
Other expenses		(132)	(7)	(105)	(153)	(165)
Listing expense				(13,714)
Financial income		1	23	1,457	67
Financial expenses		(251)	(23)	(39)	(17)	(7)
Profit (loss) before income taxes		(1,251)	645	(13,359)	2,840	(846)
Income tax expense		126	209	991	873	(287)
Net profit (loss) for the period attributable to owners of the Company		(1,377)	436	(14,350)	1,967	(559)
Other comprehensive income:
Foreign currency translation adjustment		207		13
Total comprehensive income (loss) for the period attributable to owners of the Company		¥ (1,170)	¥ 436	¥ (14,337)	¥ 1,967	¥ (559)
Earnings (loss) per share:
Basic earnings (loss) per share (in Yen per share)		¥ (10.52)	¥ 3.56	¥ (114.98)	¥ 16.05	¥ (4.56)
Diluted earnings (loss) per share (in Yen per share)		¥ (10.52)	¥ 3.56	¥ (114.98)	¥ 16.05	¥ (4.56)
Weighted-average shares – basic (in Shares)	[1]	130,814,526	122,587,617	124,803,262	122,587,617	122,587,617
Weighted-average shares – diluted (in Shares)	[1]	130,814,526	122,587,617	124,803,262	122,587,617	122,587,617

[1]	Weighted average number of shares has been retrospectively restated to reflect the Reverse Recapitalization.